Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
Schedule of revenues

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
Product Sales	273,202,495	280,138,505	123,023,190
Product Sales - Consignment arrangement	28,896,028	20,017,020	5,017,395
Services	27,381,393	4,783,240	2,705,975
Total	329,479,916	304,938,765	130,746,560

Schedule of breakdown of product sales revenue by product category

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
Health Supplements and Food	116,975,344	138,269,439	71,390,789
Mother and Child Care Products	131,926,890	118,728,576	49,712,979
Personal Care Products	24,293,333	25,553,477	991,865
Others	28,902,946	17,604,033	5,944,952
Total	302,098,523	300,155,525	128,040,585